PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid VAT and income tax(1)	142,178	152,479
Prepaid other service fees(2)	119,828	112,618
Receivables from third parties(3)	159,007	166,304
Staff advance	15,764	11,308
Other receivables (4)	10,628	74,320
Total	447,405	517,029
Less: Allowance for expected credit losses	(15,576)	(12,250)
	431,829	504,779

(1)
Prepaid VAT and income tax mainly consist of VAT input that is expected to offset with VAT output tax or to be transferred out in the future related to 2024 and 2025.
(2)
Prepaid other service fees mainly consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.
(3)
Receivables from third parties include receivables from non-consolidated variable interest entities raised from disposal of assets and technical support services in 2022, rent and sales of inventory from 2022 to 2025.
(4)
Other receivables include the receivable insurance recoveries from the insurer resulted from the putative securities class action filed on April 17, 2020 in the U.S. District Court for the District of New Jersey, in which the Group and certain of its officers have been named as defendants. The action alleges that the Group made false and misleading statements regarding the Group’s business and operations in violation of the federal securities laws. On February 19, 2026, the Court granted preliminary approval of the settlement and set the Settlement Hearing for June 4, 2026. In accordance with the agreed settlement amount with the Plaintiffs, the Group has recognized USD9,500 receivable from the insurer and a corresponding USD9,500 payable to the Plaintiffs.